PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	As of December 31,
	2023	2024
	RMB	RMB
Deductible input VAT and VAT refunds receivable	123,335,099	180,529,266
Prepayments to suppliers	35,692,402	34,798,844
Deferred charge	11,722,400	24,910,815
Receivable from online platforms	12,258,397	12,035,147
Interest receivable	7,357,967	10,503,125
Others*	4,705,864	5,161,142

Prepayments and other current assets	195,072,129	267,938,339
*	Others mainly include deposits receivable.